Trade, other payables and provisions	12 Months Ended
Dec. 31, 2022
Trade, other payables and provisions [abstract]
Trade, other payables and provisions
24 Trade, other payables and provisions
At 31 December
(in USD million) 2022 2021
Trade payables 6,207 6,249
Non-trade payables and accrued expenses 2,688 2,181
Payables due to participation in joint operations and

similar arrangements
2,074 1,876
Payables to equity accounted associated companies

and other related parties
1,479 2,045
Total financial trade and other payables 12,449 12,350
Current portion of provisions and other non-financial

payables
903 1,960
Trade, other payables and provisions 13,352 14,310
Included in Current portion of provisions and other non-financial payables are certain provisions that are further described in note 23
Provisions and other liabilities and in note 26 Other commitments, contingent liabilities and contingent assets. For information
regarding currency sensitivities, see note 28 Financial instruments and fair value measurement. For further information on payables to
equity accounted associated companies and other related parties, see note 27 Related parties.